JPMorgan Global Allocation Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Global Allocation Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 550
Expense Example, No Redemption, 3 Years	798
Expense Example, No Redemption, 5 Years	1,064
Expense Example, No Redemption, 10 Years	1,825
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	156
Expense Example, No Redemption, 3 Years	519
Expense Example, No Redemption, 5 Years	907
Expense Example, No Redemption, 10 Years	1,862
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	286
Expense Example, No Redemption, 5 Years	509
Expense Example, No Redemption, 10 Years	$ 1,151